Our people - Staffing Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees [abstract]
Wages and salaries	£ 4,797.2	£ 4,781.0	£ 4,946.2
Cash-based incentive plans	455.2	110.7	227.6
Share-based incentive plans	99.6	74.4	66.0
Social security costs	630.1	570.9	591.7
Pension costs	177.7	171.7	169.7
Severance	41.8	68.2	42.6
Other staff costs	965.1	779.6	1,046.8
Staffing costs	£ 7,166.7	£ 6,556.5	£ 7,090.6